CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of movement in the carrying value of the preferred shares

	Series A	Series B	Series C	Series D	Series E	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2017	263,076	202,086	355,248	—	—	820,410
Issuance of Series D preferred shares	—	—	—	408,358	—	408,358
Issuance of Series E preferred shares	—	—	—	—	136,427	136,427
Accretion on convertible redeemable preferred shares to redemption value	17,225	—	—	—	—	17,225
Balance as of December 31, 2018	280,301	202,086	355,248	408,358	136,427	1,382,420
Accretion on convertible redeemable preferred shares to redemption value	10,711	—	—	—	—	10,711
Conversion of convertible preferred shares to ordinary shares	(291,012)	(202,086)	(355,248)	(408,358)	(136,427)	(1,393,131)
Balance as of December 31, 2019	—	—	—	—	—	—